Accrued Liabilities	3 Months Ended	12 Months Ended
	May 31, 2013	Feb. 28, 2013
Accrued Liabilities
Accrued Liabilities

3.              Accrued Liabilities

Accrued liabilities consisted of the following:

	May 31,	February 28,
(In thousands)	2013	2013

Insurance	$21,588	$19,715
Interest	10,127	18,962
Payroll and vacation	9,393	8,281
Other	2,354	3,671
Withholding taxes	3,375	1,640
Billings in excess of costs and estimated earnings on uncompleted contracts	3,075	1,529
Contract expenses	243	209
Total accrued liabilities	$50,155	$54,007

8. Accrued Liabilities

The Company’s accrued liabilities consist of the following:

	February 28,	February 29,
(In thousands)	2013	2012
Interest	$18,962	$14,055
Insurance	19,715	18,353
Payroll and vacation	8,281	8,496
Other	3,671	3,482
Withholding taxes	1,640	2,862
Billings in excess of costs and estimated earnings on uncompleted contracts	1,529	255
Contract expenses	209	518
Deferred acquisition liability	—	3,610
Total accrued liabilities	$54,007	$51,631